Other assets and prepaid expenses	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets and prepaid expenses	Other assets and prepaid expenses
Other current assets and prepaid expenses consist of the following:

	As of December 31, 2022	As of December 31, 2021
Tax credits	$26,660	$25,871
Prepaid expenses and advance to suppliers	14,504	20,223
Seller indemnification	4,216	—
Others	1,241	4,665
Total other current assets and prepaid expenses	$46,621	$50,759
Other non-current assets and prepaid expenses consist of the following:

	As of December 31, 2022	As of December 31, 2021
Deferred tax assets	$59,254	$68,659
Seller indemnification	6,974	13,212
Equity method investments (1)	3,556	535
Total other non-current assets and prepaid expenses	$69,784	$82,406
(1)Includes $2.9 million related to an equity stake in Stays acquired in July 2022. Stays is a vacation rental channel manager based in Brazil.